SUBSEQUENT EVENTS (Tables)	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Schedule of Impact of Reverse Stock Split on Shares of Common Stock

	Pre-RSS	Adjustment to RSS 1:25	Adjustment to RSS 1:9	Adjustment to RSS 1:100	Total post-RSS
Balance, September 30, 2021	7,048,387	(6,766,452)	(250,609)	(31,013)	313
Increase of common stock during fiscal year 2022	826,419,793	(793,363,001)	(29,383,815)	(3,636,247)	36,730
Balance, September 30, 2022	833,468,180	(800,129,453)	(29,634,424)	(3,667,260)	37,043